Emoluments of Directors and Supervisors (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Details of the Emoluments of Directors and Supervisors

Details of the emoluments of directors and supervisors for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018				2017	2016
Name	Fee for directors and supervisors	Salaries, allowances and other benefits	Contribution to retirement benefit scheme	Total	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Chairman:
Mr. Wang Yilin	—	—	—	—	—	—
Vice chairmen:
Mr. Zhang Jianhua (i)	—	553	80	633	—	—
Mr. Wang Dongjin (ii)	—	373	36	409	823	774

Executive directors:
Mr. Zhao Zhengzhang (iii)	—	—	—	—	159	759
Mr. Hou Qijun (iii)	—	740	148	888	648	—

Non-executive directors:
Mr. Yu Baocai (iv)	—	—	—	—	—	—
Mr. Shen Diancheng (vi)	—	—	—	—	—	—
Mr. Liu Yuezhen	—	—	—	—	—	—
Mr. Liu Hongbin (v)	—	—	—	—	—	679
Mr. Duan Liangwei (vi)	—	—	—	—	—	—
Mr. Qin Weizhong (vi)	—	—	—	—	—	—
Mr. Chen Zhiwu (vii)	—	—	—	—	—	234
Mr. Richard H. Matzke (vii)	—	—	—	—	—	241
Mr. Lin Boqiang	365	—	—	365	250	281
Mr. Zhang Biyi	399	—	—	399	250	278
Ms. Elsie Leung Oi-sie (vii)	334	—	—	334	220	—
Mr. Tokuchi Tatsuhito (vii)	334	—	—	334	226	—
Mr. Simon Henry (vii)	340	—	—	340	213	—

	1,772	—	—	1,772	1,159	1,713

Supervisors:
Mr. Xu Wenrong (viii)	—	—	—	—	—	—
Mr. Guo Jinping (viii)	—	—	—	—	—	—
Mr. Zhang Fengshan	—	—	—	—	—	—
Mr. Li Qingyi (viii)	—	—	—	—	—	—
Mr. Jia Yimin (viii)	—	—	—	—	—	—
Mr. Jiang Lifu	—	—	—	—	—	—
Mr. Lu Yaozhong (viii)	—	—	—	—	—	—
Mr. Wang Liang (x)	—	—	—	—	—	—
Mr. Yao Wei (ix)	—	—	—	—	—	469
Mr. Liu Hehe (ix)	—	—	—	—	—	352
Mr. Yang Hua (viii)	—	—	—	—	250	862
Mr. Fu Suotang (viii)	—	877	90	967	571	—
Mr. Li Jiamin	—	778	72	850	810	707
Mr. Liu Xianhua (ix)	—	675	68	743	733	528
Mr. Li Wendong (ix)	—	847	113	960	884	670

	—	3,177	343	3,520	3,248	3,588

	1,772	4,843	607	7,222	6,037	6,834

(i)

Mr. Zhang Jianhua was elected as the vice chairman and non-executive director from October 28, 2016. Mr. Zhang Jianhua was elected as the president and executive director from June 5, 2018. Mr. Zhang Jianhua ceased being the president and executive director from November 14, 2018.

(ii)	Mr. Wang Dongjin ceased being the president and executive director from April 2, 2018.
(iii)

Mr. Zhao Zhengzhang ceased being the executive director from June 8, 2017. Mr. Hou Qijun was elected as the executive director from June 8, 2017. Mr. Hou Qijun was elected as the president from March 21, 2019.

(iv)	Mr. Yu Baocai ceased being the non-executive director from June 7, 2018.
(v)

Mr. Liu Hongbin ceased being the vice chairman and was transferred from the executive director to the non-executive director from October 28, 2016, besides, received no emoluments from the Company since the next day.

(vi)

Mr. Shen Diancheng ceased being the non-executive director from June 8, 2017. Mr. Duan Liangwei and Mr. Qin Weizhong were elected as the non-executive directors from June 8, 2017. Mr. Qin Weizhong ceased being the non-executive director from April 15, 2019.

(vii)

Mr. Chen Zhiwu and Mr. Richard H. Matzke ceased being the independent non-executive directors from June 8, 2017. Ms. Elsie Leung Oi-sie, Mr. Tokuchi Tatsuhito and Mr. Simon Henry were elected as the independent non-executive directors from June 8, 2017.

(viii)

Mr. Xu Wenrong was elected as an non-executive director from May 25, 2016. Mr.Xu Wenrong ceased being the non-executive director from June 8, 2017. Mr.Xu Wenrong was elected as the Chairman of the Supervisory Committee and Mr. Lu Yaozhong was elected as the supervisor from June 8, 2017. Mr. Guo Jinping, Mr. Li Qingyi and Mr. Jia Yimin ceased being the supervisors from June 8, 2017. Mr. Yang Hua ceased being the staff supervisor from June 8, 2017. Mr. Fu Suotang were elected as the staff supervisor from June 8, 2017.

(ix)	Mr. Li Wendong and Mr. Liu Xianhua were elected as the staff supervisors, besides, Mr. Yao Wei and Mr. Liu Hehe ceased being the staff supervisors from May 17, 2016.
(x)	Mr. Wang Liang was elected as the supervisor from October 26, 2017.
(xi)	The emoluments above are all pre-tax amounts.